OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Balance as of beginning of year	$ 1,239	$ 1,097	$ 1,707
Additions	423	442	473
Deductions/Releases	(382)	(404)	(964)
Foreign exchange and others	(112)	104	(119)
Balance as of end of year	$ 1,168	$ 1,239	$ 1,097